Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Property, Plant and Equipment

Property, plant and equipment at March 31, 2014 and 2015 were composed of the following:

	Yen (Millions)
	2014	2015
Land	¥14,822	14,788
Buildings	31,304	32,392
Machinery and equipment	22,088	21,663
Tools, furniture and fixtures	15,444	15,065
Construction in progress	1,099	139

	84,757	84,047
Less accumulated depreciation	44,832	45,567

	¥39,925	38,480